Document and Entity Information	Aug. 08, 2022
Cover [Abstract]
Entity Registrant Name	MARINEMAX INC
Amendment Flag	false
Entity Central Index Key	0001057060
Document Type	8-K
Document Period End Date	Aug. 08, 2022
Entity Incorporation State Country Code	FL
Entity File Number	1-14173
Entity Tax Identification Number	59-3496957
Entity Address, Address Line One	2600 McCormick Drive
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Clearwater
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33759
City Area Code	727
Local Phone Number	531-1700
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $.001 per share
Trading Symbol	HZO
Security Exchange Name	NYSE
Entity Emerging Growth Company	false